Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Current assets
Trade debtors	$ 392	$ 657
Other debtors	1,128	1,532
Prepayments and accrued income	1,782	852
Total	$ 3,302	$ 3,041